Related Parties Transactions and Balances - Schedule of Compensation to Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties Transactions and Balances [Abstract]
Compensation to directors employed by the Company	$ 1,227	$ 909	$ 797
Compensation to other key management personnel	485	723	362
Compensation to directors who are not employed by the Company	$ 950	$ 273	$ 179